Acquisitions Purchase Price Allocation (Details) (USD $)										0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 25, 2013 Boise Inc.		Oct. 25, 2013 Customer Relationships Boise Inc.		Oct. 25, 2013 Trademarks and Trade Names Boise Inc.		Oct. 25, 2013 Minimum Boise Inc.	Oct. 25, 2013 Minimum Customer Relationships Boise Inc.	Oct. 25, 2013 Minimum Trademarks and Trade Names Boise Inc.	Oct. 25, 2013 Maximum Boise Inc.	Oct. 25, 2013 Maximum Customer Relationships Boise Inc.	Oct. 25, 2013 Maximum Trademarks and Trade Names Boise Inc.
Business Acquisition [Line Items]
Cash and cash equivalents				$ 121,658,000
Accounts receivable				270,364,000
Inventories				286,277,000
Deferred income taxes				9,144,000
Prepaid expenses and other current assets				8,624,000
Total current assets				696,067,000
Property, plant, and equipment (a)				1,401,183,000	[1]
Intangible assets (b):						256,400,000	[2]	20,600,000	[2]
Goodwill (c)	526,789,000	67,160,000	58,214,000	458,579,000	[3]
Other long-term assets				21,786,000
Assets acquired				2,854,615,000
Current liabilities				322,230,000
Long-term debt				829,750,000
Deferred tax liabilities				281,463,000
Other long-term liabilities				131,276,000
Liabilities assumed				1,564,719,000
Net assets acquired				1,289,896,000
Property and equipment, useful life										1 year			30 years
Acquired finite-lived intangible assets, useful life											15 years	5 years		20 years	20 years
Acquired goodwill expected to be tax deductible				$ 1,900,000

[1]	Property and equipment acquired are being depreciated on a straight-line basis over their estimated remaining lives, which range from one to 30 years.
[2]	We are amortizing the intangible assets on a straight-line basis over the following (in years):Customer relationships15-20Trademarks and trade names5-20
[3]	Goodwill is the excess of purchase price over the fair value of tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill generated from the acquisition is primarily attributable to expected synergies and the assembled workforce. Goodwill recognized in the transaction is not deductible for income tax purposes; however, we assumed $1.9 million of goodwill that Boise had been amortizing in connection with previous acquisitions, which we will continue to amortize and deduct for income tax purposes.